Risk Management and Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2023
Risk Management And Fair Value Measurements
Schedule of Fair Value of Assets and Liabilities

Fair value: The Management has determined that the fair values of the assets and liabilities as of June 30, 2023, are as follows:

	Carrying	Fair
	Value	Value
Cash and cash equivalents (including restricted cash)	$34,448	$34,448
Trade accounts receivable	$4,146	$4,146
Trade accounts payable	$2,113	$2,113
Long-term debt with variable interest rates, net	$59,553	$59,553
Due to related parties	$1,078	$1,078

Schedule of Financial Derivative Instrument Location
	December 31,	June 30,
Consolidated Balance Sheets – Location	2022	2023
Financial derivative instrument – Other non-current assets	$619	$—

Schedule of Gains Losses on Derivative Instruments

	Six months ended June 30,
Consolidated Statements of Comprehensive Income – Location	2022	2023
Financial derivative instrument – Fair value at the beginning of the period	$74	$619
Financial derivative instrument – Amounts received	—	(560)
Financial derivative instrument – Fair value as at period end	394	—
Gain/(Loss) from financial derivative instrument	$320	$(59)